SCHEDULE OF GEOGRAPHICAL AREA INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Revenue	$ 11,630	$ 8,594	$ 6,482
UNITED STATES
IfrsStatementLineItems [Line Items]
Revenue	7,630	5,490	3,839
CANADA
IfrsStatementLineItems [Line Items]
Revenue	1,038	1,472	1,274
EMEA [member[
IfrsStatementLineItems [Line Items]
Revenue	2,962	1,626	1,322
AUSTRALIA
IfrsStatementLineItems [Line Items]
Revenue		$ 6	$ 47